Financial Instruments - Summary of Age of Trade and Other Receivables Term Deposits and Security Deposits (Detail) - Trades and other receivables [Member] - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	$ 77,640	$ 42,435
Trade and other receivables, Impairment	2,614	2,812
Not past due [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	39,796	19,827
Past due 0-30 days [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	18,417	11,407
Past due 30-120 days [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	12,446	5,564
More than 120 days [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	6,981	5,637
Trade and other receivables, Impairment	$ 2,614	$ 2,812